Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0001948864
Registrant Name	Healthy Choice Wellness Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES